RELATED PARTIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Home Skinnovations Ltd [Member]
Related Party Transaction [Line Items]
Payment for services received	$ 332	$ 239	$ 82
Related party consideration for aggregate amount	497
Subsidiary of Home Skinnovations Ltd [Member]
Related Party Transaction [Line Items]
Payment for services received	123	433	379
Spa Medical International Lsrl [Member]
Related Party Transaction [Line Items]
Payment for services received	723	172	307
Himalaya Family Office Consulting Ltd. [Member]
Related Party Transaction [Line Items]
Payment for services received	$ 100	$ 90	$ 94